UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Financeware, Inc.
       600 East Main Street, Suite 1240
       Richmond, Virginia 23219


Form 13F File Number:  28-14447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert P Wilson
Title:  CCO
Phone:  804-521-3420

Signature, Place, and Date of Signing:


 Robert P Wilson	   Richmond, VA   		05/25/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  0
                                                  -----------------------

Form 13F Information Table Entry Total:            85
                                                  -----------------------

Form 13F Information Table Value Total:           222231 (x1000)
                                                  -----------------------


List of Other Included Managers:
None

                            Name of Reporting Manager
                           Form 13F Information Table



    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                         COMMON      031162100       244       4080  SH         SOLE                                 4080
APPLIED MATERIALS INC.            COMMON      038222105        16       1200  SH         SOLE                                 1200
BERKLEY W R CORPORATION           COMMON      084423102        38       1446  SH         SOLE                                 1446
CHEVRONTEXACO CORP                COMMON      166764100       106       1400  SH         SOLE                                 1400
FIRSTENERGY CORP                  COMMON      337932107        13        344  SH         SOLE                                  344
FRANKLIN FEDERAL TAX FREE INCOME ACOMMON      353519408       437      37017  SH         SOLE                                37017
GENERAL ELECTRIC COMPANY          COMMON      369604103        50       2751  SH         SOLE                                 2751
HARLEY DAVIDSON INC WISC FMLY HARLCOMMON      412822108         6        200  SH         SOLE                                  200
HEWLETT-PACKARD COMPANY           COMMON      428236103        27        500  SH         SOLE                                  500
IBM                               COMMON      459200101         5         42  SH         SOLE                                   42
ISHARES MSCI AUS IDX FD           COMMON      464286103         0        723  SH         SOLE                                  723
ISHARES MSCI CDA IDX FD           COMMON      464286509         0        916  SH         SOLE                                  916
ISHARES MSCI TAIWAN INDX          COMMON      464286731         0       3868  SH         SOLE                                 3868
BARCLAYS TIPS BOND FUND           COMMON      464287176         0          1  SH         SOLE                                    1
S&P 500 INDEX FUND                COMMON      464287200     10979      93568  SH         SOLE                                93568
MSCI EMERGING MKTS INDEX FUND     COMMON      464287234       283       6720  SH         SOLE                                 6720
S&P 500 BARRA GROWTH INDEX FUND   COMMON      464287309       274       5439  SH         SOLE                                 5439
S&P 500 BARRA VALUE INDEX FUND    COMMON      464287408       259       4595  SH         SOLE                                 4595
BARCLAYS 7-10 YR. TREASURY INDEX  COMMON      464287440     92557    1045358  SH         SOLE                              1045358
MSCI EAFE INDEX FUND              COMMON      464287465      4202      75089  SH         SOLE                                75089
S&P MIDCAP 400                    COMMON      464287507         0          1  SH         SOLE                                    1
COHEN & STEERS REALTY MAJORS INDEXCOMMON      464287564         0          1  SH         SOLE                                    1
RUSSELL 1000 VALUE INDEX FUND     COMMON      464287598       349       5712  SH         SOLE                                 5712
S&P MIDCAP 400/BARRA GROWTH       COMMON      464287606       325       3829  SH         SOLE                                 3829
RUSSELL 1000 INDEX FUND           COMMON      464287622       281       4356  SH         SOLE                                 4356
RUSSELL 2000 VALUE INDEX FUND     COMMON      464287630       317       4969  SH         SOLE                                 4969
RUSSELL 2000 GROWTH INDEX FUND    COMMON      464287648       127       1731  SH         SOLE                                 1731
RUSSELL 2000 INDEX FUND           COMMON      464287655      2982      44232  SH         SOLE                                44232
RUSSELL 3000 INDEX FUND           COMMON      464287689       222       3231  SH         SOLE                                 3231
S&P MIDCAP 400/BARRA VALUE        COMMON      464287705       270       3788  SH         SOLE                                 3788
ISHARES TR DJ US TELECOM          COMMON      464287713        70       3500  SH         SOLE                                 3500
S&P SMALLCAP 600 INDEX FUND       COMMON      464287804         0          2  SH         SOLE                                    2
S&P SMALLCAP 600 VALUE INDEX FUND COMMON      464287879         0          1  SH         SOLE                                    1
ISHARES TRUST ETF                 COMMON      464288281        43        412  SH         SOLE                                  412
ISHARES TR BARCLAYS BOND          COMMON      464288638        85        818  SH         SOLE                                  818
ISHARES TR BARCLAYS BOND          COMMON      464288646        81        776  SH         SOLE                                  776
BARCLAYS 3-7 YR TREASURY INDEX FUNCOMMON      464288661         8         74  SH         SOLE                                   74
BARCLAYS SHORT TREASURY INDEX FUNDCOMMON      464288679        31        284  SH         SOLE                                  284
ISHARES S&P U S PFD FUND          COMMON      464288687        84       2160  SH         SOLE                                 2160
MSCI EAFE VALUE INDEX FUND        COMMON      464288877        76       1509  SH         SOLE                                 1509
KEELEY SMALL CAP VALUE            COMMON      487300501        10        479  SH         SOLE                                  479
LILLY ELI & CO                    COMMON      532457108        11        302  SH         SOLE                                  302
LINEAR TECHNOLOGY CORPORATION     COMMON      535678106       136       4800  SH         SOLE                                 4800
LOOMIS SAYLES BOND  INSTL         COMMON      543495840       201      14577  SH         SOLE                                14577
MICROSOFT CORP                    COMMON      594918104        37       1280  SH         SOLE                                 1280
PERMANENT PORTFOLIO FAMILY OF FDS COMMON      714199106        30        766  SH         SOLE                                  766
PFIZER INCORPORATED               COMMON      717081103        67       3900  SH         SOLE                                 3900
RUSSELL LIFEPOINTS CONSERV STRAT SCOMMON      782478200        47       4598  SH         SOLE                                 4598
BARCLAYS 1-3 YR TREASURY INDEX FUNCOMMON      464287457        62       1695  SH         SOLE                                 1695
SAFEWAY                           COMMON      786514208        64       2586  SH         SOLE                                 2586
TECHNEST HLDGS INC  COM NEW       COMMON      878379205         0          1  SH         SOLE                                    1
TELEDYNE TECHNOLOGIES             COMMON      879360105         9        208  SH         SOLE                                  208
UMB SCOUT INTERNATIONAL           COMMON      904199403        15        511  SH         SOLE                                  511
VANGUARD EUROPE PAC INDEX FUND    COMMON      921943858        77       2231  SH         SOLE                                 2231
VANGUARD TOTAL WORLD STOCK INDEX FCOMMON      922042742         2         36  SH         SOLE                                   36
VANGUARD INTL EQTY INDEX          COMMON      922042775      9313     212380  SH         SOLE                               212380
VANGUARD INTL EQ INDEX FUND       COMMON      922042858        38        896  SH         SOLE                                  896
VANGUARD REIT INDEX FUND          COMMON      922908553         9        194  SH         SOLE                                  194
VANGUARD SMALL CAP INDEX FUND     COMMON      922908611        13        217  SH         SOLE                                  217
VANGUARD LARGE CAP INDEX FUND     COMMON      922908637        12        217  SH         SOLE                                  217
VANGUARD LG CAP VALUE INDEX FUND  COMMON      922908744        15        294  SH         SOLE                                  294
VANGUARD SMALL CAP INDEX FUND     COMMON      922908751        14        217  SH         SOLE                                  217
VANGUARD TOTAL STOCK MARKET INDEX COMMON      922908769     96151    1629614  SH         SOLE                              1629614
WAL-MART STORES INC               COMMON      931142103        37        660  SH         SOLE                                  660
AMERICAN WASHINGTON MUTUAL INVESTOCOMMON      939330403         0          2  SH         SOLE                                    2
WESTERN ASSET CORE PLUS           COMMON      957663602         4        346  SH         SOLE                                  346
YUM BRANDS INC                    COMMON      988498101         5        128  SH         SOLE                                  128
AT&T CORP - NEW                   COMMON      00206R102         0          4  SH         SOLE                                    4
ARTISAN INTERNAT'L                COMMON      04314H204        13        666  SH         SOLE                                  666
ARTIO INTL EQUITY FUND            COMMON      04315J845         4        307  SH         SOLE                                  307
CISCO SYSTEMS INC                 COMMON      17275R102       572      21970  SH         SOLE                                21970
CLAYMORE EXCH TRADED FD           COMMON      18383Q853        17        627  SH         SOLE                                  627
COCA COLA COMPANY                 COMMON      191216100        46        836  SH         SOLE                                  836
CONOCOPHILLIPS                    COMMON      20825C104        41        798  SH         SOLE                                  798
DISTRICT COLUMBIA   WTR & SWR AUTHCOMMON      254845DR8        52      50000  SH         SOLE                                50000
JP MORGAN EXCH TRADED NT          COMMON      46625H365        25        817  SH         SOLE                                  817
MARKET VECTORS ETF                COMMON      57060U613         8        181  SH         SOLE                                  181
MAXIM INTEGRATED PRODS            COMMON      57772K101        31       1600  SH         SOLE                                 1600
MEDASORB TECHNOLOGIES CP          COMMON      58404X107         0       1500  SH         SOLE                                 1500
MEDCO HEALTH SOLUTIONS INC        COMMON      58405U102        33        516  SH         SOLE                                  516
MERCK & CO INC                    COMMON      58933Y105        97       2597  SH         SOLE                                 2597
POWERSHS EXCH TRAD FD TR          COMMON      73935X229        42       2431  SH         SOLE                                 2431
VODAPHONE                         COMMON      92857W209         5        218  SH         SOLE                                  218
WINDSTREAM CORP COM               COMMON      97381W104        19       1712  SH         SOLE                                 1712
VERIGY LTD                        COMMON      Y93691106         0         20  SH         SOLE                                   20

TOTAL                                                 222231(x1000)
